NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
SEP 03 2010
Washington, DC 20549

[redacted]

10013416

CERTNYS
001-34862

September 3, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, SouFun Holdings Limited, American depositary shares, (each representing four Class A ordinary shares, par value HK$1.00 per share) and Class A ordinary shares, par value HK$1.00 per share (application for the ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 2, 2010. Tentative listing date – September 17, 2010.

Sincerely,

Edwin